STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Fair Value of Warrants (Details)	Sep. 30, 2024 $ / shares
Risk-free rate
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	0.2
Term
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	2
Share Price
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	5.3
Dividend Yield
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	0
Volatility
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	80